Income taxes (Details 2) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Income Taxes
Tax loss expired and other	$ 695,370	$ 9,069	$ 0
Global intangible low-taxed income (GILTI)		40,643
Income tax expense (recovery)	114,187	32,833	0
Current tax expense	20,333	32,833	5,678
Deferred tax recovery	$ 93,854	$ 0	$ 11,042
Statutory income tax rate	26.50%	26.50%	26.50%
Statutory income tax recovery	$ 1,393,726	$ 889,905	$ 2,143,853
Non-deductible expenses/ non-taxable income	53,470	47,287	79,210
Change in valuation allowance	540,925	843,877	2,425,721
Investment tax credit	0	0	364,955
Financing costs booked to equity	10,128	0	0
Difference in foreign tax rates	98	0	1,487
True up of tax returns	$ 0	$ 0	$ 0